Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Mar. 31, 2024	Mar. 31, 2023
Accounts receivable, net	$ 781	$ 999
Contract assets	336	154
Equity method investments under fair value option	573	592
Contract liabilities	198	293
Other current liabilities	$ 835	$ 293
Common stock, par value (in usd per share)	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	1,088,334,144	1,025,234,000
Common stock, shares issued (in shares)	1,040,330,497	1,025,234,000
Common stock, shares, outstanding (in shares)	1,040,330,497	1,025,234,000
Related Party
Accounts receivable, net	$ 182	$ 402
Contract assets	22	9
Contract liabilities	107	135
Other current liabilities	$ 7	$ 17